Total
NEW WORLD FUND INC
New World Fund
Investment objective
The fund’s investment objective is long-term capital appreciation.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 32 of the prospectus and on page 84 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - NEW WORLD FUND INC	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class F-2	Class F-3	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NEW WORLD FUND INC	Class A	Class C	Class T		Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T		Class 529-F-1	Class 529-F-2		Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	0.51%	0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%		0.51%	0.51%		0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.24%	0.99%	0.25%		0.25%	none	none	0.22%	1.00%	0.50%	0.25%		0.25%	none		none	0.99%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.24%	0.24%	0.24%	[1]	0.20%	0.17%	0.06%	0.29%	0.29%	0.20%	0.28%	[1]	0.26%	0.20%	[1]	0.12%	0.16%	0.41%	0.26%	0.21%	0.16%	0.21%	0.11%	0.06%
Total annual fund operating expenses	0.99%	1.74%	1.00%		0.96%	0.68%	0.57%	1.02%	1.80%	1.21%	1.04%		1.02%	0.71%		0.63%	1.66%	1.67%	1.37%	1.22%	0.92%	0.72%	0.62%	0.57%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NEW WORLD FUND INC - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 670	$ 277	$ 349	$ 98	$ 69	$ 58	$ 450	$ 283	$ 123	$ 353	$ 104	$ 73	$ 64	$ 169	$ 170	$ 139	$ 124	$ 94	$ 74	$ 63	$ 58
3 years	872	548	560	306	218	183	663	566	384	573	325	227	202	523	526	434	387	293	230	199	183
5 years	1,091	944	789	531	379	318	894	975	665	810	563	395	351	902	907	750	670	509	401	346	318
10 years	$ 1,718	$ 1,853	$ 1,444	$ 1,178	$ 847	$ 714	$ 1,554	$ 1,634	$ 1,466	$ 1,489	$ 1,248	$ 883	$ 786	$ 1,965	$ 1,976	$ 1,646	$ 1,477	$ 1,131	$ 894	$ 774	$ 714

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - NEW WORLD FUND INC - USD ($)	Class C	Class 529-C
1 year	$ 177	$ 183
3 years	548	566
5 years	944	975
10 years	$ 1,853	$ 1,634

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may invest in equity securities of any company, regardless of where it is based (including developed countries), if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries.

Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund’s investment adviser considers such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser maintains a list of qualified countries and securities in which the fund may invest.

The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating

Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

In addition, the fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 24.51% (quarter ended June 30, 2020)

Lowest -22.13% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2023, was 6.58%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - NEW WORLD FUND INC	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(21.84%)	2.93%	4.87%	4.18%	Aug. 01, 2008
Class A	(26.55%)	1.43%	3.94%	6.86%	Jun. 17, 1999
Class C	(23.44%)	1.86%	3.90%	7.70%	Mar. 15, 2001
Class F-1	(22.06%)	2.64%	4.58%	8.07%	Mar. 16, 2001
Class F-3	(21.75%)	3.04%		6.59%	Jan. 27, 2017
Class 529-A	(24.82%)	1.87%	4.14%	8.14%	Feb. 19, 2002
Class 529-C	(23.47%)	1.82%	4.09%	8.11%	Feb. 25, 2002
Class 529-E	(22.24%)	2.40%	4.29%	7.74%	Mar. 22, 2002
Class 529-F-1	(21.92%)	2.83%	4.73%	9.21%	Sep. 17, 2002
Class 529-F-2	(21.84%)			(1.03%)	Oct. 30, 2020
Class 529-F-3	(21.80%)			(0.96%)	Oct. 30, 2020
Class R-1	(22.60%)	1.88%	3.78%	7.36%	Jun. 11, 2002
Class R-2	(22.61%)	1.91%	3.81%	7.39%	Jun. 07, 2002
Class R-2E	(22.38%)	2.21%		3.40%	Aug. 29, 2014
Class R-3	(22.27%)	2.36%	4.28%	7.88%	Jun. 06, 2002
Class R-4	(22.03%)	2.68%	4.61%	9.48%	Oct. 07, 2002
Class R-5E	(21.88%)	2.89%		6.33%	Nov. 20, 2015
Class R-5	(21.79%)	2.99%	4.92%	8.38%	May 15, 2002
Class R-6	(21.75%)	3.04%	4.98%	7.80%	May 01, 2009
After Taxes on Distributions | Class F-2	(21.94%)	2.29%	4.27%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(12.65%)	2.39%	3.91%
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes	(18.36%)	5.23%	7.98%	6.15%	Aug. 01, 2008

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.